Segment Information (Details) - Schedule of Long-Lived Assets by Geography - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,975,691	$ 5,667,815
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	548,118	38,274
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,427,573	$ 5,629,541